Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 6 — LEASES:

On February 1, 2024, the Company entered into a three-year lease agreement commencing on March 15, 2024 (the “Lease Agreement”), to move its corporate headquarters, including the offices and research and development facility, to 1 Hatahana Street, Menivim Tower, Kfar Saba 4453001 Israel where it occupies approximately 6,340 square feet, plus an additional storage space of approximately 260 square feet and 12 parking spaces. The Company completed the move to the new corporate headquarters in March 2024. The monthly aggregate rental payment is NIS 75,800 plus VAT (approximately $24,450), as required under Israeli law. At the end of the term, the Company has an option to extend the lease for an additional three years, which is not included in the measurement of the lease.

In addition, the Company provided a bank guarantee in the amount of approximately NIS 257,680 (approximately $68,603) to the Company’s landlords as part of the Lease Agreement.

Previously, the Company had a two-year lease agreement for its office in Kiryat Ono, Israel that began in 2020, and was renewed in 2022 for an additional two years that ended in February 2024 and further extended by one month that ended in March 2024. The facility occupied approximately 2,100 square feet and the annual lease payment was approximately $50 thousand.

In addition, on July 6, 2025, the Company entered into a three-year lease agreement to lease a vehicle. The monthly aggregate rental payment is approximately NIS 4,000 (approximately $1,300) plus VAT, as required under Israeli law.

The Company’s lease expenses were as follows:

	Year ended December 31,
	2025	2024	2023
Lease expense	$258,333	$198,625	$45,891

In addition, the company recorded $9,380 expenses associated with the vehicle lease in the year ended December 31, 2025

Other information related to building leases as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term — operating leases (years)	1.2	2.2	0.166
Weighted-average discount rate — operating leases (%)	11.54	11.54	6.00

Other information related to vehicle lease as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term — operating leases (years)	2.5	—	—
Weighted-average discount rate — operating leases (%)	8	—	—

Undiscounted maturities of operating lease payments are summarized as follows:

December 31, 2025
2026	$246,184
2027	$59,633
2028	$3,651
Total undiscounted cash flows	$309,468
Less: imputed interest	$2,784
Operating lease liabilities	$306,684